Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024
Net revenues
Domestic	$ 244,110,434		$ 254,847,325		$ 735,034,415		$ 736,673,311
Export	134,000,856		170,662,040		429,199,121		502,900,362
Services income	769,252		612,634		1,857,531		1,974,771
Total revenues	378,880,542		426,121,999		1,166,091,067		1,241,548,444
(Impairment) of wells, pipelines, properties, plant and equipment, net	(12,418,495)		(34,292,454)		(52,612,179)		(51,841,445)
Cost of sales	329,143,087		346,444,413		916,972,389		1,032,195,736
Gross income	37,318,960		45,385,132		196,506,499		157,511,263
Other revenues (expenses):
Distribution, transportation and sale expenses	7,074,188		3,529,791		18,341,534		11,262,411
Administrative expenses	47,352,788		43,540,791		151,814,739		128,017,247
Other revenues	6,283,405		3,332,125		22,718,590		11,913,242
Other expenses	2,059,883		1,138,712		9,465,419		4,591,260
Operating income	(12,884,494)		507,963		39,603,397		25,553,587
Finance income	3,067,228	[1]	2,075,540	[1]	10,154,813	[2]	12,269,991	[2]
Finance costs	34,703,183	[3]	42,612,769	[3]	114,571,963	[4]	113,713,251	[4]
Derivative financial instruments income (cost), net	(2,825,596)		2,499,784		18,106,809		(13,283,533)
Foreign exchange income (loss), net	33,384,178		(130,111,060)		153,011,244		(256,406,202)
Sum of financing income, financing cost, derivative financial instruments income (cost), net and foreign exchange income (loss), net	(1,077,373)		(168,148,505)		66,700,903		(371,132,995)
Profit sharing in associates	405,415		156,623		771,517		421,839
Welfare oil duty	47,486,279		0		150,554,257		0
(Loss) before duties, taxes and other	(61,042,731)		(167,483,919)		(43,478,440)		(345,157,569)
Profit sharing duty, net	0		1,137,598		0		78,258,705
Income tax expense	199,699		(7,166,116)		1,576,566		6,686,484
Total duties, taxes and other	199,699		(6,028,518)		1,576,566		84,945,189
Net (loss)	(61,242,430)		(161,455,401)		(45,055,006)		(430,102,758)
Currency translation effect	(13,676,138)		32,566,622		(50,647,161)		72,312,743
Actuarial (losses) gains - employee benefits, net of taxes	(100,854,502)		(10,052,530)		(196,420,638)		121,078,069
Total other comprehensive results	(114,530,640)		22,514,092		(247,067,799)		193,390,812
Total comprehensive (loss)	(175,773,070)		(138,941,309)		(292,122,805)		(236,711,946)
Net income (loss) attributable to:
Controlling interest	(61,246,612)		(161,335,312)		(45,053,099)		(429,954,398)
Non-controlling interest	4,182		(120,089)		(1,907)		(148,360)
Net (loss)	(61,242,430)		(161,455,401)		(45,055,006)		(430,102,758)
Other comprehensive results attributable to:
Controlling interest	(114,528,908)		22,509,993		(247,060,914)		193,381,482
Non-controlling interest	(1,732)		4,099		(6,885)		9,330
Total other comprehensive results	(114,530,640)		22,514,092		(247,067,799)		193,390,812
Comprehensive (loss) income:
Controlling interest	(175,775,520)		(138,825,319)		(292,114,013)		(236,572,916)
Non-controlling interest	2,450		(115,990)		(8,792)		(139,030)
Total comprehensive (loss)	$ (175,773,070)		$ (138,941,309)		$ (292,122,805)		$ (236,711,946)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[2]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.